CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Mar. 31, 2012
Current:
Cash and cash equivalents	$ 12,908,779	$ 4,433,051
Restricted cash	2,995,000	2,920,000
Trade accounts receivable	3,296,890	335,721
Grant proceeds receivable	42,884,200	0
Other current assets	839,104	1,004,848
Total current assets	62,923,973	8,693,620
Deposit on mineral rights purchase	0	200,000
Investment in equity securities	65,551	92,497
Operating security deposit for Power Purchase Agreement	1,426,700	0
Property, plant and equipment, net of accumulated depreciation	160,589,254	193,867,155
Intangible assets, net of accumulated amortization	15,490,618	16,177,596
Total assets	240,496,096	219,030,868
Current Liabilities:
Accounts payable and accrued liabilities	1,481,959	1,637,294
Construction accounts payable	1,122,746	28,564,315
Related party accounts payable	3,391	2,087
Current portion of capital lease obligations	45,278	14,183
Note payable, bridge loan	0	7,500,000
Retention payable	8,089,704	0
Construction loans payable, current portion	2,576,342	0
Total current liabilities	13,319,420	37,717,879
Long-term Liabilities:
Retention payable	0	8,374,762
Convertible loan payable	2,125,000	2,125,000
Long-term portion of capital lease obligations	69,039	0
Construction loans payable, less current portion	102,124,167	58,995,708
Total long-term liabilities	104,318,206	69,495,470
Total liabilities	117,637,626	107,213,349
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY
Capital stock (authorized: 250,000,000 common shares with a $0.001 par value; issued and outstanding shares at December 31, 2012 and March 31, 2012 were: 101,516,764 and 85,080,445; respectively)	101,516	85,080
Additional paid-in capital	99,524,850	93,475,298
Accumulated other comprehensive income	(3,944)	23,002
Accumulated deficit	(32,845,150)	(31,530,306)
Totall stockholders' equity, before Non-controlling interest	66,777,272	62,053,074
Non-controlling interests	56,081,198	49,764,445
Total stockholders' equity	122,858,470	111,817,519
Total liabilities and stockholders' equity	$ 240,496,096	$ 219,030,868